Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 203	$ 254
Receivables, net (note 5)	363	385
Due from affiliates (note 3)	8	4
Inventories (note 6)	394	375
Prepaid expenses	14	10
Income tax receivable (note 13)		2
Deferred income taxes (note 13)	10	12
Other current assets	1	1
Total current assets	993	1,043
Property and equipment, net (note 7)	1,084	1,109
Other long-term assets	89	88
Deferred income taxes (note 13)	25	41
Intangible assets, net (note 8)	542	586
Goodwill (note 8)	432	425
Total assets	3,165	3,292
Current liabilities:
Trade payables	312	303
Short-term borrowings (note 9)	3	2
Accrued expenses and other liabilities (note 10)	162	170
Accrued interest	62	25
Due to affiliates (note 3)	15	2
Accrued income taxes (note 13)	2	10
Deferred income taxes (note 13)	19	13
Current installments of long-term debt (note 9)	36	25
Total current liabilities	611	550
Long-term debt (note 9)	2,895	2,952
Other liabilities	51	59
Pension liabilities (note 15)	292	272
Deferred income taxes (note 13)	52	63
Total liabilities	3,901	3,896
Commitments and contingencies (note 14)
Deficit (note 11):
Common stock
Additional paid-in capital	605	603
Accumulated deficit	(1,569)	(1,428)
Accumulated other comprehensive income	228	217
Total Momentive Performance Materials Inc.'s deficit	(736)	(608)
Noncontrolling interests (note 11)		4
Total deficit	(736)	(604)
Total liabilities and deficit	$ 3,165	$ 3,292